TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	3	3
Other payables	29	29
Total other	32	32
Total Trade payables and other	32	32
Current
Trade payables	950	626
Fixed assets payables	31	27
Employees' entitlements	165	143
Taxes payable other than income tax	29	15
Contract liabilities and other liabilities to customers	62	81
Other payables	18	13
Total other	305	279
Total Trade payables and other	€ 1,255	€ 905